Commitment and Contingencies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease term	20 years		20 years
Lease expiration	Jul. 31, 2021		Jul. 31, 2021
Mortgage amount	$ 1,298,100		$ 1,307,000
Rental and equipment lease expenses	$ 58,500	$ 53,000	$ 213,600	$ 211,000